Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by BEN SHULEVA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$4,054	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$217	none	none
* Includes assets of VIP Consumer Discretionary Portfolio managed by the portfolio manager ($179 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by LANDON FINTER as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,421	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Consumer Staples Portfolio managed by the portfolio manager ($227 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of VIP Consumer Staples Portfolio beneficially owned by the portfolio manager was none.

VIPFC-SSTK-1126-141-1.782383.141	November 13, 2026

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Technology Portfolio, Energy Portfolio, Health Care Portfolio, Utilities Portfolio, Financials Portfolio, Industrials Portfolio, Consumer Staples Portfolio, Materials Portfolio, and Communication Services Portfolio
Investor Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by BEN SHULEVA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$4,054	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$217	none	none
* Includes assets of VIP Consumer Discretionary Portfolio managed by the portfolio manager ($179 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by LANDON FINTER as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,421	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Consumer Staples Portfolio managed by the portfolio manager ($227 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of VIP Consumer Staples Portfolio beneficially owned by the portfolio manager was none.

VIPINVF-SSTK-1126-135-1.827184.135	November 13, 2026

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Service Class 2
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by BEN SHULEVA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$4,054	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$217	none	none
* Includes assets of VIP Consumer Discretionary Portfolio managed by the portfolio manager ($179 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by LANDON FINTER as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,421	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Consumer Staples Portfolio managed by the portfolio manager ($227 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of VIP Consumer Staples Portfolio beneficially owned by the portfolio manager was none.

VIPSF-SC2-SSTK-1126-103-1.9911404.103	November 13, 2026